Payable to institutional funding partners and online investors	12 Months Ended
Dec. 31, 2021
Payable to institutional funding partners and online investors
Payable to institutional funding partners and online investors

9.  Payable to institutional funding partners and online investors

The following table presents payable to institutional funding partners and online investors as of December 31, 2020 and 2021:

	Fixed annual
	Rate		As of December 31,
	(%)	Term	2020	2021
			RMB	RMB	US$
Current:
Institutional funding partners	3% to 11%	7 to 12 months	39,253	5,899	926
Online investors	3% to 11%	2 to 12 months	4,227	—	—
Total			43,480	5,899	926